Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset	$ 1,075		$ 0
Interest rate swap liability	8,235		2,537
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	12,957	[1]	139,690	[1]
Tenant receivables, net	147,337	[1]	129,523	[1]
Restricted cash and escrows	334	[1]	9,039	[1]
Accounts payable	23,113	[1]	14,637	[1]
Line of credit and notes payable	1,416,525		1,472,525
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents			139,690	[1]
Tenant receivables, net			129,523	[1]
Restricted cash and escrows			9,039	[1]
Accounts payable			14,637	[1]
Line of credit and notes payable			1,529,811
Interest Rate Swap [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset	1,075		0
Interest rate swap liability	8,235		2,537
Interest Rate Swap [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset			0
Interest rate swap liability			2,537
Fair Value, Inputs, Level 1 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	12,957	[1]
Tenant receivables, net	147,337	[1]
Restricted cash and escrows	334	[1]
Accounts payable	23,113	[1]
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit and notes payable	1,470,002
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset	1,075
Interest rate swap liability	$ 8,235

[1]	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.